Shareholders Equity (Unaudited) - USD ($)	Common Stock	Preferred Stock A	Preferred Stock C	Preferred Stock E	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Balances at Jun. 30, 2015	400,356,154	1,000,000
Amount Balance	$ 400,356	$ 1,000			$ 7,625,395	$ (19,204,108)	$ (11,177,357)
Shares Issued for Aquisitions	2,000,000
Amount Shares issued for aquisitions	2,000				164,000		166,000
Shares Issued for services rendered	$ 5,107,143						$ 3,887,618
Amount of Shares for services	5,107				248,959		254,066
Shares issued upon conversion of convertible notes	103,005,455
Amount of Shares issued upon Conversion of convertible notes	103,005				1,067,843		1,170,848
Benefilcial conversion feature of convertible notes					298,332		298,332
Return of employee shares as part of settlement agreements	(11,000,000)
Amount Return of employee shares as part of settlement agreements	$ (11,000)				$ (148,940)		$ (159,940)
Issuance of common stock for cash	$ 38,521,012
Amount of shares issued for cash	38,521				1,243,885		1,282,406
Gain on extinguishment of related party Convertible Debt					$ 622,342		$ 622,342
Warrants issued for compensation					1,244,661		1,244,661
Net Income (Loss)						2,325,726	2,325,726
Balances at Jun. 30, 2016	537,989,764	1,000,000
Amount Balance	$ 537,990	$ 1,000			12,366,476	(16,878,382)	(3,972,916)
Balances at Jun. 30, 2016	537,989,764	1,000,000
Amount Balance	$ 537,990	$ 1,000			$ 12,366,476	(16,878,382)	(3,972,916)
Shares Issued for services rendered	$ 15,701,363
Amount of Shares for services	15,701				449,567		465,268
Shares issued upon conversion of convertible notes	75,761,502
Amount of Shares issued upon Conversion of convertible notes	75,762				112,261		188,023
Benefilcial conversion feature of convertible notes					212,771		212,771
Shares Issued as part of legal settlement	$ 6,800,000
Amount Shares Issued as part of legal settlement	6,800				$ 493,199		$ 499,999
Cashless exercise of Warrants	45,408,834
Amount cashless exercise of warrants	45,409				$ 278,614		$ 324,023
Issuance of common stock for cash	$ 41,485,294
Amount of shares issued for cash	41,485				415,165		456,650
Shares issued for compensation	11,933,557
amount issued for compensation	$ 11,934				$ 399,330		$ 411,264
Net Income (Loss)						(3,140,693)	(3,140,693)
Balances at Dec. 31, 2016	735,080,341	1,000,000
Amount Balance	$ 735,081	$ 1,000			14,727,383	(20,019,075)	(4,555,611)
Balances at Jun. 30, 2016	537,989,764	1,000,000
Amount Balance	$ 537,990	$ 1,000			$ 12,366,476	16,878,382	(3,972,916)
Shares Issued for services rendered	$ 28,724,139
Amount of Shares for services	28,724				979,903		1,008,627
Shares issued upon conversion of convertible notes	77,800,687
Amount of Shares issued upon Conversion of convertible notes	77,801				320,997		398,798
Benefilcial conversion feature of convertible notes					212,771		212,771
Shares Issued as part of legal settlement	$ 6,800,000
Amount Shares Issued as part of legal settlement	6,800				$ 493,200		$ 500,000
Cashless exercise of Warrants	46,908,834
Amount cashless exercise of warrants	46,909				$ 311,614		$ 358,523
Issuance of common stock for cash	$ 65,667,587
Amount of shares issued for cash	65,668				925,682		991,350
Shares issued for compensation	22,634,107
amount issued for compensation	$ 22,634				$ 993,052		$ 1,015,686
Stock Options Issued for services renderd					$ 1,459,134		1,459,134
Net Income (Loss)						$ (9,276,251)	$ (9,276,251)
Balances at Jun. 30, 2017	786,525,118	1,000,000			18,062,830	(26,154,633)	(7,304,278)
Amount Balance	$ 786,525	$ 1,000
Balances at Jun. 30, 2017	786,525,118	1,000,000
Amount Balance	$ 786,525	$ 1,000			$ 18,062,830	$ (26,154,633)	$ (7,304,278)
Shares Issued for services rendered
Shares issued upon conversion of convertible notes	321,291,865
Amount of Shares issued upon Conversion of convertible notes	321,292				3,626,114		3,947,406
Shares Issued as part of legal settlement	$ 45,000,000
Amount Shares Issued as part of legal settlement	45,000				$ 1,394,975		$ 1,439,975
Issuance of common stock for cash	$ 500,000
Amount of shares issued for cash	500				8,000		8,500
Shares issued for compensation				789,474
amount issued for compensation				$ 789	$ 14,211		$ 15,000
Stock Options Issued for services renderd	$ 5,600,000
Stock Options issued services rendered amount	$ 5,600				174,563		180,163
Preferred Shares converted to common shares	789,474			(789,474)
amount of preferred shares converted to common shares	$ 789			$ (789)
Stock Options to board members and employees					179,116		179,116
Net Income (Loss)						(5,507,781)	(5,507,781)
Balances at Dec. 31, 2017	1,159,705,457	1,000,000
Amount Balance	$ 1,159,706	$ 1,000			$ 23,459,809	$ (31,662,414)	$ (7,041,899)